Impairment of Goodwill and Other Non-Current Assets - Summary of Carrying Value of Individual Items of Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets	₽ 6,081	₽ 5,202	₽ 1,460
Individual assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets		1,372
Yakutugol [member] | Individual assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets		572
Port Temryuk [member] | Individual assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets		389
Southern Kuzbass Coal Company (SKCC) [member] | Individual assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets		277
Maritime Cargo Shipping [member] | Individual assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets		98
Cognor [member] | Individual assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets		₽ 36
Intangible exploration and evaluation assets [member] | Individual assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets	1,529
Intangible exploration and evaluation assets [member] | Southern Kuzbass coal company SKCC [member] | Individual assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets	₽ 1,529